Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,253,623	2,253,623
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	370,084,064	369,599,266
Common Stock, shares outstanding	370,084,064	369,599,266
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Convertible, Redeemable, Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	7,246,377	7,246,377
Preferred stock, shares issued	5,797,102	0
Preferred stock, shares outstanding	5,797,102	0